SCHEDULE OF CHANGES IN THE DEFERRED REVENUE (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Deferred revenue as of the beginning of the year	¥ 165,262	¥ 228,426	¥ 94,376
Net cash received in advance during the year	2,311,836	702,656	1,557,973
Deferred revenue addition in connection with business combination of SYLA Solar			45,415
Revenue recognized (consumption tax included) from opening balance of deferred revenue	(164,862)	(218,346)	(78,351)
Revenue recognized (consumption tax included) from deferred revenue arising during current year	(2,187,958)	(547,474)	(1,390,987)
Deferred revenue as of the end of the year	¥ 124,278	¥ 165,262	¥ 228,426